Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Summary of Movement in Share Options
The table below summarises movements in the number of options, and changes in weighted average exercise price over the same period.

		2020		2019
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
	‘000	£	‘000	£
Outstanding at 1 January	23,373	3.03	26,838	3.12
Granted	11,642	1.65	9,594	2.83
Exercised	(860)	2.75	(7,978)	2.83
Forfeited/expired	(12,993)	2.96	(5,081)	3.42
Outstanding at 31 December	21,162	2.32	23,373	3.03
Exercisable at 31 December	1,805	3.59	2,519	3.62

Summary of Range of Exercise Prices and Weighted Average Remaining Contractual Life of the Options Outstanding	The following table summarises the range of exercise prices and weighted average remaining contractual life of the options at 31 December 2020 and 2019.

		2020		2019
Range of exercise prices	Weighted average remaining contractual life	Weighted average exercise price	Weighted average remaining contractual life	Weighted average exercise price
	Years	£	Years	£
£1 to £2	4	1.65	—	—
£2 to £3	2	2.81	3	2.80
£3 to £4	1	3.38	2	3.38
£4 to £5	1	4.02	2	4.13

Summary of Movement in Value of Conditional Awards in LTIPs
The following table summarises the movement in the value of conditional awards in the LTIP in 2020 and 2019:

		2015 LTIP
	2020	2019
	£000	£000
Outstanding at 1 January	—	6,374
Payments made	—	(4,578)
Forfeited/cancelled	—	(1,796)
Outstanding at 31 December	—	—